Treasury Risk Management - Summary of Derivative Cash Flow Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	€ 3,426	€ 3,510
Foreign exchange cash outflows	(3,435)	(3,536)
Interest rate swaps cash inflows	4,420	3,323
Interest rate swaps cash outflows	(4,160)	(3,347)
Commodity contracts cash flows	(74)	(19)
Within 1 year [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	3,426	3,510
Foreign exchange cash outflows	(3,435)	(3,536)
Interest rate swaps cash inflows	103	349
Interest rate swaps cash outflows	(23)	(319)
Commodity contracts cash flows	(74)	(19)
Due between 1 and 2 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows	795	64
Interest rate swaps cash outflows	(756)	(19)
Due between 2 and 3 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows	433	727
Interest rate swaps cash outflows	(347)	(753)
Due between 3 and 4 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows	1,158	50
Interest rate swaps cash outflows	(1,147)	(19)
Due between 4 and 5 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows	525	753
Interest rate swaps cash outflows	(464)	(797)
Later than 5 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows	1,406	1,380
Interest rate swaps cash outflows	(1,423)	(1,440)
Net carrying amount [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash outflows	14	(8)
Interest rate swaps cash outflows	(199)	(351)
Commodity contracts cash flows	€ (74)	€ (7)